WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.4%
Education - 14.6%
Oregon State Health & Science University, Revenue:
Series B, Refunding	5.000%	7/1/35	$850,000	$975,079
Series B, Refunding	5.000%	7/1/36	1,500,000	1,718,656
Oregon State University General Revenue, Series A	5.000%	4/1/45	2,000,000	2,214,776
University of Oregon General Revenue, Series A	5.000%	4/1/46	4,000,000	4,516,461

Total Education				9,424,972

Health Care - 13.1%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	250,000	268,672
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	500,000	599,081
Multnomah County, OR, Hospital Facilities Authority Revenue, Adventist Health, Refunding	5.000%	3/1/25	2,000,000	2,174,630	(a)(b)
Oregon State Facilities Authority Revenue:
Legacy Health Project, Series A, Refunding	5.000%	6/1/46	770,000	869,374
Providence Health & Services	5.000%	10/1/45	900,000	1,007,697
Salem, OR, Hospital Facility Authority Revenue:
Capital Manor Project	5.000%	5/15/43	630,000	702,479
Multi Model Salem Health Project, Series A, Refunding	5.000%	5/15/36	2,000,000	2,430,794
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	400,000	427,988

Total Health Care				8,480,715

Industrial Revenue - 2.3%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project, Series A	2.400%	5/2/22	1,500,000	1,502,003	(a)(b)(c)

Leasing - 5.3%
Metro, OR, Dedicated Tax Revenue, Oregon Convention Center Hotel Project	5.000%	6/15/47	3,000,000	3,428,051

Local General Obligation - 31.6%
Clackamas County, OR, School District No 12, North Clackamas, GO, Series 2018, School Bond Guaranty	5.000%	6/15/42	1,750,000	2,095,300

See Notes to Schedule of Investments.

Western Asset Oregon Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - (continued)
Clackamas County, OR, School District No 62, Oregon City, GO, Series B, School Bond Guaranty, Refunding	5.000%	6/15/43	$1,000,000	$1,201,936
Jackson County, OR, School District No 6, Central Point, GO, Series A, School Bond Guaranty	5.000%	6/15/33	775,000	951,800
Lane County, OR, School District No 19, Springfield, GO, CAB, Series B, School Bond Guaranty	0.000%	6/15/35	2,435,000	1,764,002
Marion County, OR, School District No 15, North Marion, GO:
Series B, School Bond Guaranty	5.000%	6/15/34	425,000	511,983
Series B, School Bond Guaranty	5.000%	6/15/36	1,000,000	1,202,415
Multnomah & Clackamas Counties, OR, Centennial School District No 28JT, GO, School Bond Guaranty, Refunding	5.000%	6/15/45	1,000,000	1,230,393
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,463,263
Polk Marion & Benton Counties, OR, School District No 13J Central, GO, Series B, School Bond Guaranty	0.000%	6/15/33	2,000,000	1,529,357
Port of Morrow, OR, GO, Series D, Refunding	4.000%	12/1/37	1,395,000	1,576,829
Washington & Clackamas Counties, OR, School District No 23J Tigard-Tualatin, GO, Series A, School Bond Guaranty	5.000%	6/15/38	2,000,000	2,459,071
Washington, Clackamas & Yamhill Counties, OR, School District No 88J, Sherwood, GO, Series B, School Bond Guaranty	5.000%	6/15/33	1,250,000	1,471,341
Washington, Multnomah & Yamhill Counties, OR, School District No 1J, West Union, GO, Hillsboro, School Bond Guaranty	5.000%	6/15/38	2,500,000	2,937,044

Total Local General Obligation				20,394,734

Other - 1.6%
Portland, OR, River District Urban Renewal & Redevelopment, Series C, Tax Allocation	5.000%	6/15/29	1,000,000	1,015,824

Power - 0.9%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	200,000	206,500	*(d)
Series A	5.050%	7/1/42	30,000	30,975	*(d)

See Notes to Schedule of Investments.

2	Western Asset Oregon Municipals Fund 2022 Quarterly Report

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Series XX	5.250%	7/1/40	$255,000	$264,244	*(d)
Series ZZ, Refunding	5.250%	7/1/18	100,000	103,375	*(e)

Total Power				605,094

Pre-Refunded/Escrowed to Maturity - 12.8%
Lane & Douglas Counties, OR, School District No 28J, Fern Ridge, GO, Convertible Deferred Interest, Series A, School Bond Guaranty	5.000%	6/15/33	2,115,000	2,449,043	(f)
Marion County, OR, School District No 103, Woodburn, GO:
School Bond Guaranty	5.000%	6/15/34	1,000,000	1,124,123	(f)
School Bond Guaranty	5.000%	6/15/35	1,000,000	1,124,122	(f)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	3,000,000	3,590,224	(f)

Total Pre-Refunded/Escrowed to Maturity				8,287,512

Special Tax Obligation - 2.8%
Keizer, OR, Special Assessment, Keizer Station Area A	5.200%	6/1/31	760,000	763,175
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	53,625
CAB, Restructured, Series A-1	0.000%	7/1/46	80,000	26,074
CAB, Restructured, Series A-1	0.000%	7/1/51	500,000	117,753
Restructured, Series A-1	4.550%	7/1/40	20,000	22,018
Restructured, Series A-1	5.000%	7/1/58	280,000	311,927
Restructured, Series A-2	4.329%	7/1/40	130,000	141,439
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	380,000	381,042

Total Special Tax Obligation				1,817,053

State General Obligation - 4.6%
Oregon State, GO, Series A	4.000%	5/1/46	2,500,000	2,890,720
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	100,000	91,250	*(d)

Total State General Obligation				2,981,970

Transportation - 5.6%
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,000,000	1,145,969	(c)
Series 22	5.000%	7/1/44	1,500,000	1,613,372	(c)
Series 26C, Refunding	5.000%	7/1/25	750,000	835,801	(c)

Total Transportation				3,595,142

See Notes to Schedule of Investments.

Western Asset Oregon Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 2.2%
Clackamas River Water, OR, Water Revenue	5.000%	11/1/43	$1,000,000	$1,097,835
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	250,000	293,509	(g)

Total Water & Sewer				1,391,344

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $59,993,147)				62,924,414

SHORT-TERM INVESTMENTS - 1.8%
MUNICIPAL BONDS - 1.8%
Health Care - 1.8%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A. (Cost - $1,170,000)	0.100%	8/1/34	1,170,000	1,170,000	(h)(i)

TOTAL INVESTMENTS - 99.2% (Cost - $61,163,147)				64,094,414
Other Assets in Excess of Liabilities - 0.8%				523,510

TOTAL NET ASSETS - 100.0%				$64,617,924

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	The coupon payment on this security is currently in default as of January 31, 2022.

(e)	The maturity principal is currently in default as of January 31, 2022.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

4	Western Asset Oregon Municipals Fund 2022 Quarterly Report

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

Abbreviation(s) used in this schedule:

CAB	— Capital Appreciation Bonds
GO	— General Obligation
LOC	— Letter of Credit

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Oregon Municipals Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

6

Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$62,924,414	—	$62,924,414
Short-Term Investments†	—	1,170,000	—	1,170,000

Total Investments	—	$64,094,414	—	$64,094,414

†	See Schedule of Investments for additional detailed categorizations.

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